Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Basis of Presentation
Basis of Presentation

2.Basis of Presentation

These unaudited condensed consolidated interim financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) for interim financial statements. Accordingly, certain information and footnote disclosures required by U.S. GAAP have been condensed or omitted in these unaudited condensed consolidated interim financial statements pursuant to such rules and regulation. In management’s opinion, these unaudited condensed consolidated interim financial statements include all adjustments of a normal recurring nature necessary for the fair presentation of the Company’s statement of financial position, operating results for the periods presented, comprehensive loss, shareholder’s equity and cash flows for the interim periods, but are not necessarily indicative of the results of operations to be expected for the full year ending December 31, 2022 or for any other period. These unaudited condensed consolidated interim financial statements should be read in conjunction with the audited annual consolidated financial statements for the year ended December 31, 2021. The Company has applied the same accounting policies as in the prior year, except as disclosed below.

All share and per share amounts have been adjusted to reflect the impact of the Business Combination.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and the notes thereto. Significant estimates and assumptions reflected in these condensed consolidated interim financial statements include, but are not limited to, the valuation of share-based payments, including valuation of incentive stock options (Note 6) and the common shares issued to Maersk Supply Service A/S (“Maersk”) (Note 4), and warrants liability (Note 5). Actual results could differ materially from those estimates.

Fair Value of Financial Instruments

Fair value estimates of financial instruments are made at a specific point in time, based on relevant information about financial markets and specific financial instruments. As these estimates are subjective in nature, involving uncertainties and matters of significant judgment, they cannot be determined with precision. Changes in assumptions can significantly affect estimated fair value.

The Company measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the reporting date. In accordance with U.S. GAAP, the Company utilizes a three-tier hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

●	Level 1 - Valuations based on quoted prices in active markets for identical assets or liabilities that an entity has the ability to access.
●	Level 2 - Valuations based on quoted prices for similar assets or liabilities, quoted prices for identical assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities.
●	Level 3 - Valuations based on inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

There were no transfers between fair value measurement levels during the three months ended March 31, 2022 and 2021.

As at March 31, 2022 and December 31, 2021, the carrying values of cash, receivables, and accounts payable and accrued liabilities approximate their fair values due to the short-term nature of these instruments. The financial instruments also include public and private warrants issued by the Company. The warrants are valued at fair value which is disclosed in Note 5.

2.	Basis of Presentation

Statement of Compliance

These consolidated financial statements have been prepared in accordance with Generally Accepted Accounting Principles in the United States (“U.S. GAAP”) and include the accounts of TMC and its wholly-owned subsidiaries.

All share and per share amounts have been adjusted to reflect the impact of the Business Combination (Note 6).

Basis of Measurement

These consolidated financial statements have been prepared under the historical cost convention, except for warrants liability that has been measured at fair value, and are presented in US dollars.

Consolidation

These consolidated financial statements include the financial statements of the Company and its subsidiaries. The principal subsidiaries of the Company, their activities, and their geographic locations as at December 31, 2021 were as follows:

			Proportion of
			Interest Held
Subsidiary	Principal Activity	Location	by the Company
DeepGreen Metals ULC	Mineral exploration	Canada	100%
DeepGreen Engineering Pte. Ltd.	Mineral exploration	Singapore	100%
DeepGreen Resources, LLC	Holding Company	USA	100%
Nauru Ocean Resources Inc.	Mineral exploration	Republic of Nauru	100%
Nauru Education and Training Foundation Inc. (“NEAT”)	Holding Company	Republic of Nauru	100%
Nauru Health and Environment Foundation Inc. (“NHEF”)	Holding Company	Republic of Nauru	100%
Tonga Offshore Mining Ltd.	Mineral exploration	Kingdom of Tonga	100%
Koloa Moana Resources Ltd.	Holding Company	Canada	100%
Offshore Minerals Pty. Ltd.	Mineral exploration	Australia	100%
DeepGreen TOML Singapore Pte. Ltd.	Mineral exploration	Singapore	100%
DeepGreen TOML Holding 1 Ltd.	Holding Company	British Virgin Islands	100%
DeepGreen TOML Holding 2 Ltd.	Holding Company	British Virgin Islands	100%
The Metals Company Australia Pty Ltd	Dormant	Australia	100%
TMC The Metals Company UK Limited	Dormant	United Kingdom	100%

All inter-group balances have been eliminated on consolidation.